Geographic Supplemental Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
External customers	¥ 3,557,433	¥ 3,706,901	¥ 3,209,201
Total	3,557,433	3,706,901	3,209,201
Operating cost and expenses	3,179,362	3,319,349	2,992,146
Operating profit	378,071	387,552	217,055
Total assets	3,930,727	3,983,820	3,847,557
Domestic Country
Net sales:
External customers	807,883	854,208	827,762
Intersegment	1,873,157	1,974,591	1,714,375
Total	2,681,040	2,828,799	2,542,137
Operating cost and expenses	2,273,336	2,398,439	2,288,471
Operating profit	407,704	430,360	253,666
Total assets	1,236,468	1,321,572	1,386,511
Americas
Net sales:
External customers	952,833	1,008,200	871,633
Intersegment	16,217	7,975	1,263
Total	969,050	1,016,175	872,896
Operating cost and expenses	948,593	993,310	860,863
Operating profit	20,457	22,865	12,033
Total assets	250,131	251,587	198,094
Europe
Net sales:
External customers	1,109,256	1,163,452	991,336
Intersegment	4,681	3,489	919
Total	1,113,937	1,166,941	992,255
Operating cost and expenses	1,069,489	1,126,521	964,606
Operating profit	44,448	40,420	27,649
Total assets	427,030	472,785	378,477
Asia and Oceania
Net sales:
External customers	687,461	681,041	518,470
Intersegment	744,179	723,423	534,147
Total	1,431,640	1,404,464	1,052,617
Operating cost and expenses	1,388,580	1,357,663	1,019,208
Operating profit	43,060	46,801	33,409
Total assets	442,263	421,250	384,795
Corporate and eliminations
Net sales:
Intersegment	(2,638,234)	(2,709,478)	(2,250,704)
Total	(2,638,234)	(2,709,478)	(2,250,704)
Operating cost and expenses	(2,500,636)	(2,556,584)	(2,141,002)
Operating profit	(137,598)	(152,894)	(109,702)
Total assets	¥ 1,574,835	¥ 1,516,626	¥ 1,499,680